SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2017
Securities Sold Under Agreements To Repurchase Tables [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	2016	2017
	(EUR in millions)
Securities sold under agreements to repurchase	4.730	3.417
Securities sold under agreements to repurchase:
Average outstanding during the year	2.697	4.225
Weighted average interest rate during the year	0,18%	0,46%
Weighted average interest rate at year end	0,23%	1,13%
Amount outstanding at month end:
January	46	5.211
February	146	5.343
March	924	5.269
April	1.474	5.116
May	2.460	4.836
June	4.012	4.517
July	3.807	4.307
August	3.811	3.284
September	4.005	2.800
October	4.802	2.579
November	4.796	3.457

Schedule Of Quantitative Information About Financial Assets And Associated Liabilities Accounted For As Secured Borrowings

	2017
Securities sold under agreements to repurchase	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
	(EUR in millions)
Debt securities issued by financial institutions incorporated outside Greece	-	1.851	745	775	3.371
Corporate debt securities issued by companies incorporated in Greece	-	-	-	46	46
Total	-	1.851	745	821	3.417

Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction.